Fair Value of Assets and Liabilities - Summary of Fair Value of Assets and Liabilities (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Fair Value Disclosures [Abstract]
Beginning balance	¥ 58,213
Changes in estimated fair value	74,178
Addition in share-based compensation liabilities	4,762
Foreign currency translation adjustment	(1,081)
Reclassification of share-based compensation liabilities to equity	(136,072)
Ending balance	¥ 0
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net (loss)/ profit for the period attributable to Waterdrop Inc.